UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Meisenbach Capital Management, Inc.
Address: 12626 High Bluff Drive, Suite 540
         San Diego, CA  92130

13F File Number:  28-10023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew H. Wilbur, CFA
Title:     Chief Financial Officer
Phone:     858.259.4990

Signature, Place, and Date of Signing:

      /s/ Andrew H. Wilbur     San Diego, CA     October 11, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $68,147 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                           COM             88579Y101     1404    15000 SH       SOLE                    15000        0        0
ADVANCED SEMICONDUCTOR ENGR     SPONSORED ADR   00756M404     1420   261984 SH       SOLE                   261984        0        0
AGCO CORP                       COM             001084102     1015    20000 SH       SOLE                    20000        0        0
AMSURG CORP                     COM             03232P405     1015    44000 SH       SOLE                    44000        0        0
AON CORP                        COM             037389103      896    20000 SH       SOLE                    20000        0        0
BOEING CO                       COM             097023105     1312    12500 SH       SOLE                    12500        0        0
BRIGHTPOINT INC                 COM NEW         109473405     3753   250000 SH       SOLE                   250000        0        0
BROADCOM CORP                   CL A            111320107    10021   275000 SH       SOLE                   275000        0        0
BROCADE COMMUNICATIONS SYS I    COM NEW         111621306     1070   125000 SH       SOLE                   125000        0        0
CAPITAL ONE FINL CORP           COM             14040H105     1661    25000 SH       SOLE                    25000        0        0
CHEMED CORP NEW                 COM             16359R103      727    11700 SH       SOLE                    11700        0        0
COCA COLA CO                    COM             191216100      862    15000 SH       SOLE                    15000        0        0
CREE INC                        COM             225447101      778    25000 SH       SOLE                    25000        0        0
DELL INC                        COM             24702R101      414    15000 SH       SOLE                    15000        0        0
EMULEX CORP                     COM NEW         292475209     1438    75000 SH  PUT  SOLE                    75000        0        0
GENTIVA HEALTH SERVICES INC     COM             37247A102      519    27000 SH       SOLE                    27000        0        0
HEALTH NET INC                  COM             42222G108      730    13500 SH       SOLE                    13500        0        0
HLTH CORPORATION                COM             40422Y101      340    24000 SH       SOLE                    24000        0        0
KBR INC                         COM             48242W106      388    10000 SH       SOLE                    10000        0        0
LSI CORPORATION                 COM             502161102     1113   150000 SH       SOLE                   150000        0        0
MANOR CARE INC NEW              COM             564055101      998    15500 SH       SOLE                    15500        0        0
MCDONALDS CORP                  COM             580135101     2724    50000 SH       SOLE                    50000        0        0
MOBILITY ELECTRONICS INC        COM             60741U101     1053   300000 SH       SOLE                   300000        0        0
MOTOROLA INC                    COM             620076109     2780   150000 SH       SOLE                   150000        0        0
NAVTEQ CORP                     COM             63936L100      585     7500 SH       SOLE                     7500        0        0
NETWORK APPLIANCE INC           COM             64120L104     2287    85000 SH       SOLE                    85000        0        0
NIKE INC                        CL B            654106103     2346    40000 SH       SOLE                    40000        0        0
NOVELLUS SYS INC                COM             670008101      954    35000 SH       SOLE                    35000        0        0
OMNIVISION TECHNOLOGIES INC     COM             682128103     6967   306500 SH       SOLE                   306500        0        0
PAREXEL INTL CORP               COM             699462107     1106    26800 SH       SOLE                    26800        0        0
RACKABLE SYS INC                COM             750077109     1297   100000 SH       SOLE                   100000        0        0
RADIATION THERAPY SVCS INC      COM             750323206     2049    98400 SH       SOLE                    98400        0        0
SANDISK CORP                    COM             80004C101     5510   100000 SH       SOLE                   100000        0        0
SELECT SECTOR SPDR TR           SBI HEALTHCARE  81369Y209     1852    52400 SH       SOLE                    52400        0        0
SIERRA WIRELESS INC             COM             826516106     1845    87500 SH       SOLE                    87500        0        0
TIVO INC                        COM             888706108      222    35000 SH       SOLE                    35000        0        0
TRIZETTO GROUP INC              COM             896882107      700    40000 SH       SOLE                    40000        0        0
UNITED TECHNOLOGIES CORP        COM             913017109     1207    15000 SH       SOLE                    15000        0        0
WELLPOINT INC                   COM             94973V107      789    10000 SH       SOLE                    10000        0        0
RAINMAKER SYS INC               WTS EXP2/20/09  009394416        0    66660 SH       SOLE                    66660        0        0